Decommissioning Liability	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability	DECOMMISSIONING LIABILITY

($ millions)	2020	2019
Decommissioning liability, beginning of year	1,144.0	1,230.7
Liabilities incurred	17.2	30.7
Liabilities acquired through capital acquisitions	0.1	0.7
Liabilities disposed through capital dispositions	(31.1)	(223.6)
Liabilities settled (1)	(19.8)	(28.7)
Revaluation of acquired decommissioning liabilities (2)	0.3	0.9
Change in estimated future costs	(105.8)	6.2
Change in discount and inflation rate estimates	4.6	115.3
Accretion expense	13.6	23.5
Reclassified as liabilities associated with assets held for sale	—	(7.9)
Foreign exchange	(0.4)	(3.8)
Decommissioning liability, end of year	1,022.7	1,144.0
Expected to be incurred within one year	57.4	35.0
Expected to be incurred beyond one year	965.3	1,109.0
(1)Includes $5.1 million received from government subsidy programs during the year ended December 31, 2020 (year ended December 31, 2019 - nil).
(2)These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.
Upon retirement of its oil and gas assets, the Company anticipates substantial costs associated with decommissioning. The total future decommissioning liability was estimated by management based on the Company’s net ownership in all wells and facilities. This includes all estimated costs to reclaim and abandon the wells and facilities and the estimated timing of the costs to be incurred in future periods. The Company has estimated the net present value of its total decommissioning liability to be $1.02 billion at December 31, 2020 (December 31, 2019 - $1.14 billion) based on total estimated undiscounted and uninflated cash flows to settle the obligation of $976.5 million (December 31, 2019 - $1.09 billion). These obligations are expected to be settled through 2053, with the majority expected after 2036. The estimated cash flows have been discounted using a risk-free rate of 1.21 percent and a derived inflation rate of 1.49 percent (December 31, 2019 - risk-free rate of 1.75 percent and inflation rate of 2 percent). Refer to Note 2 - "Basis of Preparation" for additional information.